UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549
                                  --------

                                FORM N-CSRS
                                  --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                 INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                  --------


                              c/o CT Corporation
                              101 Federal Street
                               Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                               SEI Investments
                           One Freedom Valley Drive,
                                 Oaks, PA 19456
                     (Name and address of agent for service)

         REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-242-5742

                      DATE OF FISCAL YEAR END: JULY 31, 2005

                    DATE OF REPORTING PERIOD: JANUARY 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.


                       THE ADVISORS' INNER CIRCLE FUND II


                          CHAMPLAIN SMALL COMPANY FUND


                               SEMI-ANNUAL REPORT

                                JANUARY 31, 2005














                               INVESTMENT ADVISER:

                       CHAMPLAIN INVESTMENT PARTNERS, LLC

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND
                                                                JANUARY 31, 2005
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter ..................................................        1

Top Ten Holdings ......................................................        3

Statement of Net Assets ...............................................        4

Statement of Operations ...............................................       10

Statement of Changes in Net Assets ....................................       11

Financial Highlights ..................................................       12

Notes to Financial Statements .........................................       13

Disclosure of Fund Expenses ...........................................       18
--------------------------------------------------------------------------------




The Fund's Forms N-Q will be available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.


A description of the policies and procedures that The Advisors' Inner Circle Fund II uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-866-234-5426; and (ii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) by calling 1-866-234-5426; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
January 31, 2005

Dear Shareholders,

In this inaugural letter to you, we want to take this opportunity to express our enthusiasm and gratitude for the opportunity and privilege to manage your assets.

The Champlain Small Company Fund is being managed with the same investment process by which we have managed small cap equities since 1996. We strive to buy superior companies at a discount to our assessment of fair or intrinsic value. So what constitutes a superior company? Well for starters, our definition of a superior company incorporates passing specific factor tests which we believe lowers business risk within each of the major sectors. These factors serve another key function; they help keep us within our realm of competence. We then look for positive business attributes including strong cash flow returns in excess of the cost of capital without the use of a lot of debt, superior relative growth potential and sincere and capable management. Our focus on operating cash flow for all of our valuation work is a function of my training as a credit analyst with a commercial bank in Baltimore. It was in this first job out of college that I learned that cash is fact and accounting profits are only opinion. Finally, we use a variety of valuation models and analytics to help us develop a realistic or "feet on the ground" idea of what fair or intrinsic value might be for a company. In the final analysis, we consider fair value to be what another company or a financial buyer would pay to own the whole company, less the control premium. Typically, we like to buy new names at a 20-25% discount to establish a reasonable margin of safety.

Our process emphasizes consistent growth and quality while also being sensitive to valuation. We strive to mitigate business risk and valuation risk. We understand the important role that avoiding losses plays in wealth accumulation. Accordingly, we expect to under-perform to some degree during speculative periods in the stock market or when investors are hungry for low quality and/or highly cyclical companies. Conversely, we expect to outperform the small cap benchmarks when quality is in favor or when investors value safety. We certainly seek out companies with strong prospects for sustainable growth, we're just very careful about how much we'll pay for them.

There can be no doubt that small cap stocks inherently present unique risks that may include: poor liquidity, customer concentration, narrow product lines, skinny management teams, modest financial resources and significant competitive threats from much larger companies. However, many of these and other risks can be controlled, to some extent, by a disciplined investment process. Importantly, small cap stocks also present many attractive opportunities for investors. Because of the law of large numbers, small cap stocks often have higher growth potential than larger companies. Many fast growing companies with innovative consumer products and services, important medical devices and problem solving commercial businesses can be found in the universe of small caps.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
Small cap stocks also tend to get acquired more often than do large cap stocks. And the risk associated with the relatively lower liquidity of small caps can be exploited at times by disciplined investors who recognize the exceptional buying and selling opportunities that poor liquidity and trend followers can sometimes create. Still, we also will protect shareholders' interests and mitigate liquidity risk by limiting the aggregate amount of small company assets that we manage.

Looking ahead, we are amazed (and heartened) by the relative valuation of quality stocks. After two years of record economic stimulus, investors' now pay a premium to own risk, particularly business and market risk. Quality is out of favor! Quality is at a discount! Indeed, the high valuations in most sectors indicate either widespread fear of missing out on more gains or the belief that the business cycle has been repealed. There is now tremendous faith that China's growth will continue on a smooth and uneventful path. Soaring commodity prices are viewed only positively and the impact they might have on future demand or margins is given little weight. Rising interest rates are only a good thing as they signal stronger economic growth. Their impact on the affordability of housing or business financing costs seems to get little consideration. The arguments we hear and read affirm that current valuations and future price targets for most cyclicals are aggressive. There appears to be very little, if any, fear about losing money. The high valuations for many companies in most sectors coupled with an unprecedented set of economic imbalances tell us to be especially selective and careful.

We expect the recent pace of corporate profits growth to decelerate and refocus investors' interest and appreciation for consistent growth and quality stocks. Your Fund currently owns a portfolio of high quality businesses with terrific long-term prospects. On a historical basis, your portfolio of companies has produced better growth than the collection of companies in the popular small cap benchmarks. We believe that trend will continue. Your portfolio of companies also generates a higher free cash flow yield. Over time, these factors have been a recipe for generating strong relative returns.

Finally, please know that Champlain has invested significant resources in people and technology. We are fortunate to have assembled a team of talented and like-minded investment professionals who practice the investment craft in an optimal environment. To learn more about Champlain Investment Partners, LLC and the team that manages this product, please visit our web site at WWW.CIPVT.COM.

Sincerely,

/s/ Scott T. Braymen

Scott T. Brayman, CFA

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND


--------------------------------------------------------------------------------
                          TOP TEN HOLDINGS* (UNAUDITED)
--------------------------------------------------------------------------------
               Teleflex ...................................... 2.20%

               HCC Insurance Holdings ........................ 1.97%

               Performance Food Group ........................ 1.96%

               Hain Celestial Group .......................... 1.91%

               Regis ......................................... 1.73%

               Harte-Hanks ................................... 1.64%

               Unifirst ...................................... 1.61%

               Ceridian ...................................... 1.61%

               Superior Energy Services ...................... 1.54%

               Sun Communities ............................... 1.45%
--------------------------------------------------------------------------------
*AS A PERCENTAGE OF INVESTMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND
                                                                JANUARY 31, 2005
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 SECTOR WEIGHTINGS (UNAUDITED)+:
--------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]
   11.5%    Repurchase Agreements
    9.2%    Medical Products & Services
    7.4%    Petroleum Exploration
    6.9%    Consumer Discretionary
    6.8%    Health Care
    6.6%    Commercial Banks
    6.5%    Retail
    6.1%    Information Technology
    4.9%    Food Beverage & Tobacco
    3.5%    Miscellaneous Business Services
    3.3%    Producer Durables
    3.1%    Insurance
    2.8%    Real Estate Investment Trusts
    2.6%    Materials & Processing
    2.5%    Machinery
    2.0%    Chemicals
    1.9%    Industrials
    1.6%    Printing & Publishing
    1.3%    Computers & Services
    1.3%    Semiconductors/Instruments
    1.2%    Broadcasting, Newspapers & Advertising
    1.2%    Computer Software
    1.2%    Information Services
    1.2%    Services
    0.9%    Environmental Services
    0.7%    Laboratory Equipment
    0.7%    Telephones & Communications
    0.6%    Gas/Natural Gas
    0.5%    Banks
+ PERCENTAGES BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
 COMMON STOCK -- 88.1%
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                        --------     ----------

BANKS -- 0.5%
   BankAtlantic Bancorp ............................       1,400     $   26,908
                                                                     ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.2%
   Advo ............................................       1,575         57,928
                                                                     ----------
CHEMICALS -- 2.0%
   Ferro ...........................................       2,000         39,660
   MacDermid .......................................       1,775         57,048
                                                                     ----------
                                                                         96,708
                                                                     ----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND
                                                                JANUARY 31, 2005
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                        --------     ----------

COMMERCIAL BANKS -- 6.5%
   Cathay General Bancorp ..........................         900     $   32,697
   CVB Financial ...................................       1,400         27,132
   East-West Bancorp ...............................       1,000         38,940
   First Midwest Bancorp ...........................         950         32,775
   Frontier Financial ..............................       1,150         44,212
   Glacier Bancorp .................................         900         28,683
   Hanmi Financial .................................         950         33,753
   Independent Bank Rockland .......................         800         23,640
   Main Street Banks ...............................         950         30,999
   UCBH Holdings ...................................         600         26,442
                                                                     ----------
                                                                        319,273
                                                                     ----------
COMPUTER SOFTWARE -- 1.2%
   Activision* .....................................       2,525         57,065
                                                                     ----------
COMPUTERS & SERVICES -- 1.2%
   Kronos* .........................................         500         26,885
   Manhattan Associates* ...........................       1,550         34,022
                                                                     ----------
                                                                         60,907
                                                                     ----------
CONSUMER DISCRETIONARY -- 6.8%
   CBRL Group ......................................         950         39,054
   Central Garden and Pet* .........................       1,000         40,980
   Digital Theater Systems* ........................       1,750         35,717
   Fred's ..........................................       3,000         49,410
   G&K Services ....................................       1,250         55,738
   Sourcecorp* .....................................       1,900         34,200
   Unifirst ........................................       2,000         77,980
                                                                     ----------
                                                                        333,079
                                                                     ----------
ENVIRONMENTAL SERVICES -- 0.9%
   Waste Connections* ..............................       1,400         44,044
                                                                     ----------
FOOD, BEVERAGE & TOBACCO -- 4.8%
   Hain Celestial Group* ...........................       4,600         92,552
   Lancaster Colony ................................       1,150         48,657
   Performance Food Group* .........................       3,500         95,235
                                                                     ----------
                                                                        236,444
                                                                     ----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND
                                                                JANUARY 31, 2005
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                        --------     ----------

GAS/NATURAL GAS -- 0.7%
   Western Gas Resources ...........................       1,050     $   31,973
                                                                     ----------
HEALTH CARE -- 6.8%
   Andrx* ..........................................       2,125         46,410
   Bio-Rad Laboratories* ...........................       1,050         61,729
   ICU Medical* ....................................       2,450         64,533
   IDX Systems* ....................................         825         25,592
   Serologicals* ...................................       2,100         49,644
   Steris* .........................................       1,250         29,650
   Wilson Greatbatch Technologies* .................       2,900         51,620
                                                                     ----------
                                                                        329,178
                                                                     ----------
INDUSTRIAL -- 1.9%
   ABM Industries ..................................       3,000         54,900
   Matthews International ..........................       1,075         37,313
                                                                     ----------
                                                                         92,213
                                                                     ----------
INFORMATION SERVICES -- 1.2%
   CoStar Group* ...................................       1,350         57,983
                                                                     ----------
INFORMATION TECHNOLOGY -- 6.1%
   BISYS Group* ....................................       3,525         54,179
   Ceridian* .......................................       4,400         77,880
   Digital Insight* ................................       3,000         49,860
   Digitas* ........................................       5,300         55,332
   Perot Systems, Cl A* ............................       4,000         59,000
                                                                     ----------
                                                                        296,251
                                                                     ----------
INSURANCE -- 3.1%
   HCC Insurance Holdings ..........................       2,900         95,323
   RLI .............................................       1,250         54,325
                                                                     ----------
                                                                        149,648
                                                                     ----------
LABORATORY EQUIPMENT -- 0.7%
   Mettler Toledo International* ...................         700         35,112
                                                                     ----------
MACHINERY -- 2.5%
   AGCO* ...........................................       1,775         36,441
   Donaldson .......................................       1,500         46,770
   Thomas Industries ...............................         975         38,015
                                                                     ----------
                                                                        121,226
                                                                     ----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND
                                                                JANUARY 31, 2005
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                        --------     ----------

MATERIALS & PROCESSING -- 2.6%
   Aptargroup ......................................       1,250     $   60,612
   Clarcor .........................................       1,250         68,088
                                                                     ----------
                                                                        128,700
                                                                     ----------
MEDICAL PRODUCTS & SERVICES -- 9.2%
   Advanced Neuromodulation Systems* ...............       1,500         59,265
   Arthrocare* .....................................       1,100         32,725
   Biosite* ........................................         775         44,950
   Cerner* .........................................         825         41,044
   Diagnostic Products .............................       1,050         53,308
   Integra LifeSciences Holdings* ..................       1,050         39,564
   Kyphon* .........................................         825         22,663
   LifePoint Hospitals* ............................       1,400         52,920
   Millipore* ......................................       1,250         54,413
   Sybron Dental Specialties* ......................       1,225         46,256
                                                                     ----------
                                                                        447,108
                                                                     ----------
MISCELLANEOUS BUSINESS SERVICES -- 3.5%
   Factset Research Systems ........................       1,050         56,070
   Harsco ..........................................       1,100         60,049
   MAXIMUS* ........................................       1,750         52,640
                                                                     ----------
                                                                        168,759
                                                                     ----------
PETROLEUM EXPLORATION -- 7.4%
   Cabot Oil & Gas .................................         650         30,602
   Comstock Resources* .............................       1,775         41,641
   Core Laboratories* ..............................       2,125         45,879
   Encore Acquisition* .............................         900         33,570
   Magnum Hunter Resources* ........................       3,500         52,185
   Range Resources .................................       1,250         27,737
   Remington Oil & Gas* ............................         950         27,788
   Superior Energy Services* .......................       4,700         74,824
   Unit* ...........................................         700         25,578
                                                                     ----------
                                                                        359,804
                                                                     ----------
PRINTING & PUBLISHING -- 1.6%
   Harte-Hanks .....................................       3,000         79,350
                                                                     ----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND
                                                                JANUARY 31, 2005
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                        --------     ----------

PRODUCER DURABLES -- 3.2%
   Heico ...........................................       3,150     $   51,912
   Teleflex ........................................       2,100        106,575
                                                                     ----------
                                                                        158,487
                                                                     ----------
REAL ESTATE INVESTMENT TRUSTS -- 2.8%
   Healthcare Realty Trust .........................       1,750         63,823
   Sun Communities .................................       1,900         70,490
                                                                     ----------
                                                                        134,313
                                                                     ----------
RETAIL -- 6.5%
   AC Moore Arts & Crafts* .........................       1,000         27,540
   BJ's Wholesale Club* ............................       1,050         30,040
   Casey's General Stores ..........................       2,825         49,777
   Lone Star Steakhouse & Saloon ...................       2,100         57,750
   MSC Industrial Direct ...........................         900         31,158
   Regis ...........................................       2,100         83,790
   Timberland* .....................................         525         34,514
                                                                     ----------
                                                                        314,569
                                                                     ----------
SEMICONDUCTORS/INSTRUMENTS -- 1.3%
   Methode Electronics .............................       2,825         35,397
   Semtech* ........................................       1,400         25,732
                                                                     ----------
                                                                         61,129
                                                                     ----------
SERVICES -- 1.2%
   Education Management* ...........................       1,900         60,686
                                                                     ----------
TELEPHONES & TELECOMMUNICATIONS -- 0.7%
   West* ...........................................       1,000         33,390
                                                                     ----------
   TOTAL COMMON STOCK
      (Cost $4,188,317) ............................                  4,292,235
                                                                     ----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND
                                                                JANUARY 31, 2005
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 11.4%
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT         VALUE
                                                        --------     ----------

   Morgan Stanley,
      2.000%, dated 01/31/05,
      to be repurchased on 02/01/05,
      repurchase price $556,753
      (collateralized by U.S. Treasury
      Bond, par value 365,770, 3.625%,
      04/15/28, total market value $571,600)
      (Cost $556,722) ..............................    $556,722     $  556,722
                                                                     ----------
   TOTAL INVESTMENTS -- 99.5%
      (Cost $4,745,039) ............................                  4,848,957
                                                                     ----------
OTHER ASSETS AND LIABILITIES -- 0.5%
   Receivable due from Investment Advisor ..........                     26,336
   Administrator Fees Payable ......................                     (6,387)
   Trustees' Fees Payable ..........................                       (506)
   Other Assets and Liabilities, Net ...............                      5,880
                                                                     ----------
   TOTAL OTHER ASSETS AND LIABILITIES ..............                     25,323
                                                                     ----------
   NET ASSETS -- 100.0% ............................                 $4,874,280
                                                                     ==========

--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital .................................                 $4,779,959
   Distribution in excess of net investment income .                     (5,174)
   Accumulated net realized loss on investments ....                     (4,423)
   Net unrealized appreciation on investments ......                    103,918
                                                                     ----------
   NET ASSETS -- 100.0% ............................                 $4,874,280
                                                                     ==========

   ADVISOR CLASS SHARES:
   Outstanding Shares of beneficial interest .......                    490,232
                                                                     ==========

   NET ASSET VALUE, Offering and Redemption
      Price Per Share ..............................                      $9.94
                                                                          =====

  *  NON-INCOME PRODUCING SECURITY.
 CL  CLASS


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             CHAMPLAIN SMALL
                                                               COMPANY FUND FOR
                                                               THE PERIOD ENDED
                                                               JANUARY 31, 2005*
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends ..........................................................    $ 2,109
Interest ...........................................................      1,046
                                                                        -------
   TOTAL INCOME ....................................................      3,155
                                                                        -------
EXPENSES
Investment Advisory Fees ...........................................      3,152
Administration Fees ................................................     12,773
Distribution Fees ..................................................        876
Transfer Agent Fees ................................................     11,549
Offering Fees (1) ..................................................      9,903
Shareholder Servicing Fees .........................................      6,000
Audit Fees .........................................................      2,718
Printing Fees ......................................................      2,548
Legal Fees .........................................................      1,699
Trustees' Fees .....................................................        510
Registration and Filing Fees .......................................        177
Custodian Fees .....................................................        129
Other Expenses .....................................................      2,782
                                                                        -------
   TOTAL EXPENSES ..................................................     54,816
                                                                        -------
Less: Waiver of investment advisory fees ...........................     (3,152)
      Reimbursement by investment advisor ..........................    (46,757)
                                                                        -------
   NET EXPENSES ....................................................      4,907
                                                                        -------
NET INVESTMENT LOSS ................................................     (1,752)
                                                                        -------
NET REALIZED LOSS ON INVESTMENTS ...................................     (4,423)
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS ...............     40,498
                                                                        -------
TOTAL NET GAIN ON INVESTMENTS ......................................     36,075
                                                                        -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............    $34,323
                                                                        =======

(1) SEE NOTE 3.
  * COMMENCED OPERATIONS ON NOVEMBER 30, 2004.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                      PERIOD
                                                                       ENDED
                                                                    JANUARY 31,
                                                                       2005*
                                                                    (UNAUDITED)
                                                                   ------------
OPERATIONS:
   Net Investment Loss ..........................................  $   (1,752)
   Net Realized Loss on Investments .............................      (4,423)
   Net Change in Unrealized Appreciation on Investments .........      40,498
                                                                   ----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........      34,323
                                                                   ----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ........................................      (3,422)
                                                                   ----------
     TOTAL DIVIDENDS AND DISTRIBUTIONS ..........................      (3,422)
                                                                   ----------
CAPITAL SHARE TRANSACTIONS:
   Issued .......................................................   4,840,226(1)
   In Lieu of Cash Distributions ................................       3,153
                                                                   ----------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ...   4,843,379
                                                                   ----------
     TOTAL INCREASE IN NET ASSETS ...............................   4,874,280
                                                                   ----------
NET ASSETS:
   Beginning of Period ..........................................          --
                                                                   ----------
   End of Period ................................................  $4,874,280
                                                                   ==========
SHARE TRANSACTIONS:
   Issued .......................................................     489,923(1)
   In Lieu of Cash Distributions ................................         309
                                                                   ----------
   NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS ...........     490,232
                                                                   ==========
(1) INCLUDES SUBSCRIPTIONS AS A RESULT OF IN-KIND TRANSFER OF SECURITIES (SEE
    NOTE 10).
  * COMMENCED OPERATIONS ON NOVEMBER 30, 2004.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                   PERIOD
                                                                    ENDED
                                                              JANUARY 31, 2005*
                                                                 (UNAUDITED)
                                                             -------------------
Net Asset Value, Beginning of Period ........................      $10.00
                                                                   ------
Income (Loss) from Operations:
   Net Investment Loss ......................................       (0.01)
   Net Realized and Unrealized Loss .........................       (0.03)+
                                                                   ------
Total from Operations .......................................       (0.04)
                                                                   ------
Dividends and Distributions:
   Net Investment Income ....................................       (0.02)
                                                                   ------
Total Dividends and Distributions ...........................       (0.02)
                                                                   ------
Net Asset Value, End of Period ..............................      $ 9.94
                                                                   ======

TOTAL RETURN++ ..............................................       (0.44)%**
                                                                   ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .......................      $4,874
Ratio of Expenses to Average Net Assets .....................        1.40%***
Ratio of Expenses to Average Net Assets (without waivers
   and reimbursements) ......................................       15.64%***
Ratio of Net Investment Loss to Average Net Assets ..........       (0.50)%***
Portfolio Turnover Rate .....................................        5.14%

  + THE AMOUNT SHOWN FOR THE PERIOD ENDED JANUARY 31, 2005 FOR A SHARE
    OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF THE FUND SHARES IN RELATION TO THE FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.
 ++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED
    AND/OR REIMBURSED BY THE ADVISOR DURING THE PERIOD. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
  * COMMENCED OPERATIONS ON NOVEMBER 30, 2004.
 ** RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
*** ANNUALIZED




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven funds. The financial statements herein are those of the Champlain Small Company Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
     bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses, if any, on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
     right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes substantially all of its net investment income and any realized net capital gains at least annually. All distributions are recorded on ex-dividend date. The Fund's distributions to shareholders may include a return of capital received from Real Estate Investment Trusts.

3. DEFERRED OFFERING COSTS:

Offering Costs of the Champlain Small Company Fund, which include registration fees, typesetting and prospectus printing, and preparation of the initial registration statement, are being amortized over a twelve-month period from the Fund's inception on November 30, 2004. As of January 31, 2005, $18,698 remained to be amortized.

4. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

5. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $75,198 in year one of Fund operations and $100,000 in subsequent years, or 0.10% of the first $250 million, 0.08% of the next $250 million and 0.06% of any amount above $500 million of the Fund's average daily net assets. For the period ended January 31, 2005 the Champlain Small Company Fund paid the Administrator 3.64% of average daily net assets.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Fund that were serviced by the financial representative.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

6. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Champlain Investment Partners, LLC (the "Adviser") serves as the investment adviser to the Fund. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% of the Fund's average daily net assets. The Adviser has voluntarily agreed to limit the total expenses of the Advisor Shares of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.40% of the Fund's average daily net assets. To maintain this expense limit, the Adviser may waive a portion of its management fee and/or reimburse certain expenses of the Fund. The Adviser intends to continue its expense limitation until further notice, but may discontinue it at any time. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 1.40% for the Advisor Shares to recapture any of its prior waivers or reimbursements.

Wachovia Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

7. INVESTMENT TRANSACTIONS:

For the period ended January 31, 2005 the Fund made purchases of $4,354,258 and sales of $161,518 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
8. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax basis differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments held by the Fund at January 31, 2005 were as follows:

            FEDERAL         APPRECIATED       DEPRECIATED   NET UNREALIZED
           TAX COST         SECURITIES        SECURITIES     APPRECIATION
          ----------       ------------      ------------   --------------
          $4,745,039         $163,818          $(59,900)       $103,918

9. OTHER:

At January 31, 2005, 95% of the total shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. IN-KIND TRANSFERS:

On November 30, 2004, the Fund commenced operations as a result of the contribution in-kind of investment securities from a separately managed account managed by Champlain Investment Partners, LLC. As a result of the transfer, the securities were exchanged for 91,310 shares of the Fund valued at $913,104 which included unrealized appreciation of $63,420.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                    COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.
--------------------------------------------------------------------------------
                            BEGINNING         ENDING                     EXPENSE
                             ACCOUNT          ACCOUNT     ANNUALIZED      PAID
                              VALUE            VALUE        EXPENSE      DURING
                            11/30/04         01/31/05       RATIOS       PERIOD
--------------------------------------------------------------------------------
CHAMPLAIN SMALL COMPANY FUND
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN     $1,000.00        $  995.60       1.40%       $2.37*
HYPOTHETICAL 5% RETURN       1,000.00         1,006.12       1.40         2.39
--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 63/365 (to reflect the period since inception).

                                      NOTES

                          CHAMPLAIN SMALL COMPANY FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                  866-773-3238

                                    ADVISER:
                       Champlain Investment Partners, LLC
                               346 Shelburne Road
                            Burlington, Vermont 05401

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004





          This information must be preceded or accompanied by a current prospectus for the Fund described.


CSC-SA-001-0100

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                               SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Advisors' Inner Circle Fund II


By (Signature and Title)*                   /s/ James F. Volk
                                            ------------------------
                                            James F. Volk, President

Date March 23, 2005





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ James F. Volk
                                            ------------------------
                                            James F. Volk, President

Date March 23, 2005


By (Signature and Title)*                   /s/ Peter J. Golden
                                            -----------------------------------
                                            Peter J. Golden, Controller and CFO

Date March 23, 2005
* Print the name and title of each signing officer under his or her signature.